Interest-Bearing Loans and Borrowings - Schedule From Financing Activities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Borrowings	$ 547,295	$ 542,350	$ 540,591
Proceeds from Seller’s credit agreement for the construction of six liquid barges	0	0	2,246
Proceeds from the credit agreement for the acquisition of the 2020 Fleet	0	0	15,000
Proceeds from 2025 Notes, net of deferred finance costs	0	0	0
Proceeds from long term debt, net of deferred finance costs	0	37,000	0
Proceeds from 2023 Term Bank Loan	40,000	0	0
Repayment of 2022 Notes	0	0	0
Repayment of long-term debt and payment of principal	(23,205)	(31,206)	(13,525)
Repayment of notes payable	(5,011)	(4,830)	(5,261)
Accretion of Notes payable / unwinding of discount	(73)	44	(119)
Term bank loan additional deferred finance cost	0	0	(91)
Amortization of deferred finance cost	4,461	3,937	3,509
Term bank loan additional deferred finance cost	(1,362)	0	0
Borrowings	$ 562,105	$ 547,295	$ 542,350